Document and Entity Information Document	Nov. 04, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	METLIFE, INC.
Entity Central Index Key	0001099219
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15787
Entity Tax Identification Number	13-4075851
Entity Address, Address Line One	200 Park Avenue,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166-0188
City Area Code	212
Local Phone Number	578-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	MET
Security Exchange Name	NYSE
Series A Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Non-Cumulative Preferred Stock,Series A, par value $0.01
Trading Symbol	MET PRA
Security Exchange Name	NYSE
Series E Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000thinterest in a share of 5.625% Non-Cumulative Preferred Stock, Series E
Trading Symbol	MET PRE
Security Exchange Name	NYSE
Series F Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 4.75% Non-Cumulative Preferred Stock, Series F
Trading Symbol	MET PRF
Security Exchange Name	NYSE